PROVISIONS (CURRENT AND NON-CURRENT) (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current provisions
Current provisions	$ 505,583	$ 567,190
Non-current provisions
Non-current provisions	3,390	63,960
Total provisions	508,973	631,150	$ 568,514
Annual leave
Current provisions
Current provisions	145,449	239,821
Long service leave
Current provisions
Current provisions	268,544	243,411
Non-current provisions
Non-current provisions	3,390	56,328
Make good
Current provisions
Current provisions	$ 91,590	83,958
Non-current provisions
Non-current provisions		$ 7,632